Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share basic and diluted
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the periods ended September 30, 2022 and 2021 (in thousands except per share amounts):

Nine months ended September 30,	2022	2021

Net loss	$(100,583)	$(105,259)
Basic and diluted weighted average common stock outstanding	71,169	68,832
Basic and diluted net loss per share	$(1.41)	$(1.53)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands except per share amounts):

Year ended December 31,	2021	2020
Net loss	$(120,063)	$(165,055)
Basic and diluted weighted average common stock outstanding	69,039	49,170

Basic and Diluted Net Loss Per Share	$(1.74)	$(3.36)

Schedule of antidilutive securities excluded from computation of earnings per share

The
following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

As of September 30,	2022	2021
Convertible redeemable preferred stock	125,817,855	125,472,147
Stock options and restricted stock units outstanding (1)	29,878,777	29,025,351
Warrants for convertible redeemable preferred stock	28,259,306	28,808,183
Warrants for common stock	374,353	354,353
Shares reserved for future award issuance	8,000,613	3,646,982
Contingent compensation put and call options	—	2,919,582

Total	192,330,904	190,226,598

(1)	Balances are inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

Year ended December 31,	2021	2020
Convertible redeemable preferred stock	125,472,147	120,384,609
Stock options and restricted stock units outstanding (1)	29,149,349	26,674,987
Warrants for convertible redeemable preferred stock	28,808,183	29,477,295
Warrants for common stock	354,353	354,353
Shares reserved for future award issuance	3,390,543	9,093,018

Total	187,174,575	185,984,262